Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Unused lines of credit	¥ 210,039
Yen Denominated zero coupon convertible bonds due 2015
Debt Disclosure [Line Items]
Due date	Sep. 18, 2015
Redemption price description	redeemable at 100% of face value
Issue date	2010-09-21
Redemption date	Sep. 18, 2015
Conversion price	¥ 10,626	¥ 10,626
Number of convertible shares	9,410,878
Description of call feature		if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.